Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Liability component:
Principal	¥ 17,985,817	$ 2,607,698	¥ 13,402,897
Less: unamortized debt discount	112,091	16,251	750,725
Net carrying amount	17,873,726	2,591,447	12,652,172
Equity component:
Carrying amount	¥ 360,025	$ 52,199	¥ 1,793,011